Subsequent Events		6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Subsequent Events [Abstract]
Subsequent Events
Note 7—Subsequent Events
Shares and the associated amounts have been retroactively restated to reflect the share dividend of Class B ordinary shares on January 14, 2021, resulting in an aggregate of 7,187,500 Class B ordinary shares outstanding on January 14, 2021.
Shares and the associated amounts have been retroactively restated to reflect the share dividend of Class B ordinary shares on March 1, 2021, resulting in 8,625,000 Class B ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share dividends.
Subsequent to December 31, 2020, the Company borrowed $125,000 under the Note.
Management has evaluated subsequent events to determine if events or transactions occurring through March 3, 2021, the date the financial statements were available for issuance, require potential adjustment to or disclosure in the financial statements and has concluded that all such events that would require recognition or disclosure have been recognized or disclosed.

Note 9 — Subsequent Events
Management has evaluated subsequent events and transactions that occurred through the date condensed financial statements were issued. The Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.